UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):           [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Fairfield Greenwich Advisors LLC
Address:   919 Third Avenue
           New York, NY 10022

Form 13F File Number:  028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

      /S/ MARK MCKEEFRY             NEW YORK, NY            OCTOBER 17, 2005
    ---------------------         ----------------        --------------------
         [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:                39

Form 13F Information Table Value Total:                $189,427
                                                    (in thousands)




List of Other Included Managers:

None



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
CIENA CORPORATION                  Note 3.750% 2/0  171779AA9  26,364       28,853,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
COVAD COMMUNICATIONS GROUP         DBCV 3.000% 3/1  222814AR6   1,410        2,120,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
FINISAR CORPORATION               Note 2.500% 10/1  31787AAF8  13,198       15,550,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
FINISAR CORPORATION               Note 5.250% 10/1  31787AAC5  11,669       14,540,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
ICOS CORPORATION                   Note 2.000% 7/0  449295AB0  16,634       19,862,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
INCYTE CORPORATION                 Note 3.500% 2/1  45337CAE2   3,763        5,000,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS               Note 5.500% 5/0  464337AC8  13,900       15,773,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORPORATION              Note 11/1     46612JAB7   6,126        7,250,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA INDUSTRIES INC.   Note 0.500% 11/3  501242AL5  19,140       25,909,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC        Note 5.250% 12/1  52729NBF6   3,556        5,000,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS, INC.       Note 2.875% 7/1  52729NBA7     203          365,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
MANUGISTICS GROUP INC             Note 5.000% 11/1  565011AB9  24,983       26,367,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
NETWORK EQUIP TECH                 SDCV 7.250% 5/1  641208AA1   3,897        4,538,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
SYNAPTICS INC.                    Note 0.750% 12/0  87157DAB5  11,028       13,850,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
TERAYON COMMUNICATION SYS INC      Note 5.000% 8/0  880775AC5   9,770       10,191,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
VEECO INSTRUMENTS INC             Note 4.125% 12/2  922417AB6   7,480        8,000,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
ATMEL CORP.                              COM        049513104     165           80,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
E-LOAN INC                               COM        26861P107     595          141,886       SOLE           X
----------------------------------------------------------------------------------------------------------------
GUIDANT CORPORATION                      COM        401698105     861           12,500       SOLE           X
----------------------------------------------------------------------------------------------------------------
HAWAIIAN HOLDINGS INC                    COM        419879101   1,270          432,100       SOLE           X
----------------------------------------------------------------------------------------------------------------
HIBERNIA CORP                           CL A        428656102   2,969           98,847       SOLE           X
----------------------------------------------------------------------------------------------------------------
LABONE INC NEW                           COM        50540L105     109            2,500       SOLE           X
----------------------------------------------------------------------------------------------------------------
MARKWEST HYDROCARBON INC                 COM        570762104   2,300           92,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
MBNA CORPORATION                         COM        55262L100     567           23,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
METRIS COMPANIES INC                     COM        591598107     321           22,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
MOLINA HEALTHCARE INC                    COM        60855R100     692           27,700       SOLE           X
----------------------------------------------------------------------------------------------------------------
NEIMAN MARCUS GROUP INC                 CL A        640204202     330            3,300       SOLE           X
----------------------------------------------------------------------------------------------------------------
PRIORITY HEALTHCARE CORP                CL B        74264T102   1,282           46,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
PW EAGLE INC                             COM        69366Y108     162           21,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
QUADRAMED CORP                           COM        74730W101      37           20,200       SOLE           X
----------------------------------------------------------------------------------------------------------------
REEBOK INTERNATIONAL LTD                 COM        758110100     396            7,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
SIEBEL SYSTEMS INC                       COM        826170102     754           73,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
SPINNAKER EXPLORATION COMPANY            COM        84855W109   1,171           18,100       SOLE           X
----------------------------------------------------------------------------------------------------------------
SSA GLOBAL TECHNOLOGIES INC.             COM        78465P108     619           35,181       SOLE           X
----------------------------------------------------------------------------------------------------------------
TBC CORPORATION                          COM        872183108     183            5,300       SOLE           X
----------------------------------------------------------------------------------------------------------------
VEECO INSTRUMENTS INC                    COM        922417100     112            7,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
WELLCHOICE, INC.                         COM        949475107     531            7,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
YORK INTERNATIONAL CORP NEW              COM        986670107     168            3,000       SOLE           X
----------------------------------------------------------------------------------------------------------------
PUT/SKE(SKEVL) @ 60 EXP10/22/2005        COM        84855W109     712           11,000 PUT   SOLE           X
----------------------------------------------------------------------------------------------------------------

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